Daniel H. April Patrick J. Dolan John M. Hickey	Of Counsel David F. Cunningham C.W.N. Thompson, Jr.

Megan Hadley Koehler * * Not Admitted in NM

February 21, 2020

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Thornburg Investment Trust (the “Trust” or “Registrant”)
File Nos. 33-14905/811-05201
Filing pursuant to Rule 497(e)

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information for the Trust. This filing is being made for the sole purpose of submitting XBRL exhibits relating to the risk/return information in the retirement plan shares prospectus of the Trust that was included in the Trust’s rule 497(e) filing dated on February 4, 2020 (Accession No. 0001387131-20-000963).

Please contact me if you have any questions.

Sincerely,

/s/ Daniel April

Daniel April

460 St. Michael’s Drive	E-mail: dan_april@catchlaw.com	Tel.: (505) 988-2900
Suite 1000	Web address: www.catchlaw.com	Extension 103
Santa Fe, New Mexico 87505		Fax: (505) 988-2901